Subsequent Events (Details) $ in Millions		1 Months Ended
	Jul. 29, 2026 USD ($) rig	Jan. 31, 2026 rig
Subsequent Event [Line Items]
Number of jack up rigs acquired | rig		2
Subsequent event | BC Ventures Limited (the "New JV")
Subsequent Event [Line Items]
Number of jack up rigs acquired | rig	5
Subsequent event | BC Ventures Limited (the "New JV") | Mexico
Subsequent Event [Line Items]
Number of third party rig owning entities | rig	5
Subsequent event | BC Ventures Limited (the "New JV")
Subsequent Event [Line Items]
Cash contribution paid, portion | $	$ 25.0
Subsequent event | BC Ventures Limited (the "New JV") | Subsidiary of Borr Drilling Limited
Subsequent Event [Line Items]
Percentage share hold by the entity	50.00%
Subsequent event | BC Ventures Limited (the "New JV") | BC Ventures Limited (the "New JV")
Subsequent Event [Line Items]
Acquisition price of rig owning entities | $	$ 287.0
Maximum borrowing capacity | $	237.0
Cash paid | $	$ 50.0
Debt term	2 years 6 months
Number of jack up rigs secured | rig	5